Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other financial assets
Derivative financial instruments designated as hedges	$ 207	$ 134
Other financial assets	22	293
Hedge collateral (including interest)	509
Other financial assets	30
Financial instruments at fair value through other comprehensive income
Other financial assets	29
Total other financial assets	797	427
Current	677	320
Non-current	120	107
Other financial liabilities
Derivative financial instruments designated as hedges	721	563
Other financial liabilities		9
Total other financial liabilities	721	572
Current	654	411
Non-current	$ 67	$ 161